GUIDESTONE FUNDS
Supplement dated May 25, 2022
to
Prospectus dated May 1, 2022
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PORTFOLIO MANAGER UPDATES FOR COMPLETION PORTFOLIO SUB-ADVISER
Effective May 30, 2022, Paul Bouchey, CFA, Global Head of Research, and Justin Henne, CFA, Managing Director, Investment Strategy, of Parametric Portfolio Associates LLC (“Parametric”) will no longer serve as portfolio managers to the completion portfolios of certain Funds, as applicable. All references to Messrs. Bouchey and Henne are deleted in their entirety.
In the section “Sub-Advisers and Portfolio Managers" for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund and Strategic Alternatives Fund (“SAF”), on pages 11, 19, 27, 35, 42, 49, 55, 61, 66 and 99, respectively, the disclosures for Parametric are deleted in their entirety and replaced with the following:

Parametric Portfolio Associates LLC
Richard Fong, CFA Director of Investment Strategy	Since November 2020
Zach Olsen, CFA Portfolio Manager	Since May 2022
James Reber Managing Director, Portfolio Management	Since May 2022
Thomas Seto Head of Investment Management	Since November 2020
In the section “Sub-Advisers and Portfolio Managers” for the Low-Duration Bond Fund (“LDBF”) and Medium-Duration Bond Fund (“MDBF”), on pages 76 and 82, respectively, the disclosures for Parametric are deleted in their entirety and replaced with the following:

Parametric Portfolio Associates LLC
Richard Fong, CFA Director of Investment Strategy	Since December 2019
Zach Olsen, CFA Portfolio Manager	Since May 2022
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In the section “Sub-Advisers and Portfolio Managers” for the Global Bond Fund (“GBF”), on page 89, the disclosure for Parametric is deleted in its entirety and replaced with the following:

Parametric Portfolio Associates LLC
Richard Fong, CFA Director of Investment Strategy	Since May 2020
Zach Olsen, CFA Portfolio Manager	Since May 2022
In the section “Sub-Advisers and Portfolio Managers” for the Defensive Market Strategies Fund (“DMSF”), on page 107, the disclosure for Parametric is deleted in its entirety and replaced with the following:

Parametric Portfolio Associates LLC
Richard Fong, CFA Director of Investment Strategy	Since November 2020
Zach Olsen, CFA Portfolio Manager	Since May 2022
James Reber Managing Director, Portfolio Management	Since May 2022
Thomas Seto Head of Investment Management	Since March 2014
In the section “Sub-Advisers and Portfolio Managers” for the Global Impact Fund (“GIF”), on page 114, the disclosure for Parametric is deleted in its entirety and replaced with the following:

Parametric Portfolio Associates LLC
Richard Fong, CFA Director of Investment Management	Since January 2021
Zach Olsen, CFA Portfolio Manager	Since May 2022
James Reber Managing Director, Portfolio Management	Since May 2022
Thomas Seto Head of Investment Management	Since January 2021
In the section “Sub-Advisers and Portfolio Managers” for the Value Equity Fund (“VEF”), Growth Equity Fund (“GEF”), Small Cap Equity Fund (“SCEF”) and International Equity Fund (“IEF”), on pages 130, 135, 140 and 151, respectively, the disclosure for Parametric is deleted in its entirety and replaced with the following:

Parametric Portfolio Associates LLC
James Reber Managing Director, Portfolio Management	Since May 2022
Thomas Seto Head of Investment Management	Since December 2019
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In the section “Sub-Advisers and Portfolio Managers” for the Emerging Markets Equity Fund (“EMEF”), on page 158, the disclosure for Parametric is deleted in its entirety and replaced with the following:

Parametric Portfolio Associates LLC
James Reber Managing Director, Portfolio Management	Since May 2022
Thomas Seto Head of Investment Management	Since November 2020
Under the heading “Sub-Advisers” for the Target Date Funds, on page 189, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of March 31, 2022, Parametric had total firm assets under management of approximately $415.1 billion. Parametric uses a team approach to manage an assigned portion of each Target Date Fund. The team includes Richard Fong, CFA, Director of Investment Strategy, Zach Olsen, CFA, Portfolio Manager, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management. Messrs. Fong, Olsen, Reber and Seto have each been with Parametric for five or more years.
Under the heading “Sub-Advisers” for the Target Risk Funds, on page 189, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of March 31, 2022, Parametric had total firm assets under management of approximately $415.1 billion. Parametric uses a team approach to manage an assigned portion of each Target Risk Fund. The team includes Richard Fong, CFA, Director of Investment Strategy, Zach Olsen, CFA, Portfolio Manager, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management. Messrs. Fong, Olsen, Reber and Seto have each been with Parametric for five or more years.
Under the heading “Sub-Advisers” for the LDBF, beginning on page 189, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of March 31, 2022, Parametric had total firm assets under management of approximately $415.1 billion. Parametric uses a team approach to manage any assigned portion of the
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Low-Duration Bond Fund. The team includes Richard Fong, CFA, Director of Investment Strategy, and Zach Olsen, CFA, Portfolio Manager. Messrs. Fong and Olsen have five or more years of service with Parametric.
Under the heading “Sub-Advisers” for the MDBF, beginning on page 190, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of March 31, 2022, Parametric had total firm assets under management of approximately $415.1 billion. Parametric uses a team approach to manage any assigned portion of the Medium-Duration Bond Fund. The team includes Richard Fong, CFA, Director of Investment Strategy, and Zach Olsen, CFA, Portfolio Manager. Messrs. Fong and Olsen have five or more years of service with Parametric.
Under the heading “Sub-Advisers” for the GBF, beginning on page 191, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of March 31, 2022, Parametric had total firm assets under management of approximately $415.1 billion. Parametric uses a team approach to manage any assigned portion of the Global Bond Fund. The team includes Richard Fong, CFA, Director of Investment Strategy, and Zach Olsen, CFA, Portfolio Manager. Messrs. Fong and Olsen have five or more years of service with Parametric.
Under the heading “Sub-Advisers” for the SAF, beginning on page 192, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of March 31, 2022, Parametric had total firm assets under management of approximately $415.1 billion. Parametric uses a team approach to manage any assigned portion of the Strategic Alternatives Fund. The team includes Richard Fong, CFA, Director of Investment Strategy, Zach Olsen, CFA, Portfolio Manager, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management. Messrs. Fong, Olsen, Reber and Seto have each been with Parametric for five or more years.
Under the heading “Sub-Advisers” for the DMSF, on page 194, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis
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by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of March 31, 2022, Parametric had total firm assets under management of approximately $415.1 billion. Parametric uses a team approach to manage an assigned portion of the Defensive Market Strategies Fund. The team includes Richard Fong, CFA, Director of Investment Strategy, Zach Olsen, CFA, Portfolio Manager, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management. Messrs. Fong, Olsen, Reber and Seto have each been with Parametric for five or more years.
Under the heading “Sub-Advisers” for the GIF, on page 195, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of March 31, 2022, Parametric had total firm assets under management of approximately $415.1 billion. Parametric uses a team approach to manage an assigned portion of the Global Impact Fund. The team includes Richard Fong, CFA, Director of Investment Strategy, Zach Olsen, CFA, Portfolio Manager, James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management. Messrs. Fong, Olsen, Reber and Seto have each been with Parametric for five or more years.
Under the heading “Sub-Advisers” for the VEF, beginning on page 196, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of March 31, 2022, Parametric had total firm assets under management of approximately $415.1 billion. Parametric uses a team approach to manage any assigned portion of the Value Equity Fund. The team includes James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management. Messrs. Reber and Seto have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the GEF, beginning on page 197, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management,
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with approximately $1.5 trillion in assets under management. As of March 31, 2022, Parametric had total firm assets under management of approximately $415.1 billion. Parametric uses a team approach to manage any assigned portion of the Growth Equity Fund. The team includes James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management. Messrs. Reber and Seto have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the SCEF, on page 198, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of March 31, 2022, Parametric had total firm assets under management of approximately $415.1 billion. Parametric uses a team approach to manage any assigned portion of the Small Cap Equity Fund. The team includes James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management. Messrs. Reber and Seto have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the IEF, beginning on page 199, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of March 31, 2022, Parametric had total firm assets under management of approximately $415.1 billion. Parametric uses a team approach to manage any assigned portion of the International Equity Fund. The team includes James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management. Messrs. Reber and Seto have each been with Parametric for more than five years.
Under the heading “Sub-Advisers” for the EMEF, beginning on page 200, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, ETFs, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of March 31, 2022, Parametric had total firm assets under management of approximately $415.1 billion. Parametric uses a team approach to manage any assigned portion of the Emerging Markets Equity Fund. The team includes James Reber, Managing Director, Portfolio Management, and Thomas Seto, Head of Investment Management. Messrs. Reber and Seto have each been with Parametric for more than five years.
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II.  FEES AND EXPENSES CHANGES FOR THE MEDIUM-DURATION BOND FUND
Under the heading “Fees and Expenses” for the MDBF, on page 77, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.33%	0.33%
Other expenses	0.05%	0.31%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.39%	0.65%
(1)
The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the MDBF, on page 77, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$40	$66
3 Years	$125	$208
5 Years	$219	$362
10 Years	$493	$810
III.  NEW SUB-ADVISER FOR THE MEDIUM-DURATION BOND FUND
Effective on May 31, 2022 or as soon as practicable thereafter, Guggenheim Partners Investment Management, LLC will become a new sub-adviser to the MDBF.
In the section “Sub-Advisers and Portfolio Managers” for the MDBF, on page 82, the following disclosure is added in alphabetical order:

Guggenheim Partners Investment Management, LLC
Steven H. Brown, CFA Assistant Chief Investment Officer, Senior Managing Director and Portfolio Manager	Since May 2022
Adam J. Bloch Managing Director and Portfolio Manager	Since May 2022
Under the heading “Sub-Advisers” for the MDBF, beginning on page 190, the following disclosure is added in alphabetical order:
Guggenheim Partners Investment Management, LLC (“Guggenheim”), 100 Wilshire Boulevard., Suite 500, Santa Monica, California 90401: Guggenheim was established in 2005 and is registered as an investment adviser with the SEC. Guggenheim provides investment advisory and supervisory services, primarily focused on implementing fixed income and equity asset management strategies, to a variety of institutional clients through separately managed accounts and registered and unregistered pooled investment vehicles. As of March 31, 2022, Guggenheim had assets under management of approximately $227.6 billion. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the Medium-Duration Bond Fund portfolio account are Steven H. Brown, Assistant Chief Investment Officer, Senior Managing Director and Portfolio Manager, and Adam J. Bloch, Managing Director and Portfolio Manager. Messrs. Brown and Bloch each have served more than five years as portfolio managers with Guggenheim.
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IV.  FEES AND EXPENSES CHANGES FOR THE GROWTH EQUITY FUND
Under the heading “Fees and Expenses” for the Growth Equity Fund (“GEF”), on page 131, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.62%	0.62%
Other expenses	0.03%	0.29%
Total annual Fund operating expenses	0.65%	0.91%
(1)
The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the GEF, on page 131, the Expense Example table is deleted in its entirety and replaced with the following :
	Institutional Class	Investor Class
1 Year	$66	$93
3 Years	$208	$290
5 Years	$362	$504
10 Years	$810	$1,120
V.  SUB-ADVISER CHANGES FOR THE GROWTH EQUITY FUND
Effective at the close of business on May 18, 2022, Brown Advisory, LLC (“Brown”) and ClearBridge Investments, LLC (“ClearBridge”) no longer served as sub-advisers to the GEF, and at that time, all references to Brown and ClearBridge were deleted in their entirety. Effective on May 31, 2022 or as soon as practicable thereafter, J.P. Morgan Investment Management Inc. (“JPMIM”) and William Blair Investment Management, LLC (“William Blair”) will become new sub-advisers to the GEF. In addition, the following changes are made:
In the section “Sub-Advisers and Portfolio Managers” for the GEF, on page 135, the following disclosures are added in alphabetical order:

J.P. Morgan Investment Management Inc.
Giri Devulapally, CFA Managing Director	Since May 2022
Holly Fleiss Managing Director	Since May 2022
Larry H. Lee Managing Director	Since May 2022
Joseph Wilson Managing Director	Since May 2022

William Blair Investment Management, LLC
James Golan, CFA Partner and Portfolio Manager	Since May 2022
David Ricci, CFA Partner and Portfolio Manager	Since May 2022
Under the heading “Sub-Advisers” for the GEF, beginning on page 197, the following disclosures pertaining are added in alphabetical order:
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J.P. Morgan Investment Management, Inc. (“JPMIM”), 383 Madison Avenue, New York, New York 10179: JPMIM was established in 1984 and is registered with the SEC as an investment adviser. As of March 31, 2022, the firm had assets under management of approximately $2.5 trillion in equities and fixed income securities. JPMIM uses a team approach to manage the assigned portion of the Growth Equity Fund. The investment team includes Giri Devulapally, CFA, Holly Fleiss, Larry H. Lee and Joseph Wilson, and each holds the title of Managing Director. Messrs. Devulapally, Lee and Wilson and Ms. Fleiss have each served more than five years with JPMIM.
William Blair Investment Management, LLC (“William Blair”), 150 North Riverside Plaza, Chicago, Illinois 60606: William Blair is a global investment firm that offers investment advisory services to clients. William Blair was established in 2014 and is registered as an investment adviser with the SEC. As of March 31, 2022, the firm had assets under management of approximately $70.1 billion in equities, fixed income securities, derivatives and cash equivalents. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the Growth Equity Fund portfolio account are James Golan, CFA, Partner and Portfolio Manager, and David Ricci, CFA, Partner and Portfolio Manager. Messrs. Golan and Ricci each have served more than five years as portfolio managers with William Blair.
VI.  PORTFOLIO MANAGER UPDATES FOR THE CASH OVERLAY PROGRAM
Effective May 30, 2022, Justin Henne, CFA, Managing Director, Investment Strategy of Parametric will no longer serve as a portfolio manager to the Cash Overlay Program. All references to Mr. Henne are deleted in their entirety.
Under the heading “Sub-Advisers" for the Cash Overlay Program, on page 201, the disclosure for Parametric is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric whereby Parametric is responsible for monitoring and investing cash balances of the Fund. Following the March 1, 2021 acquisition of Parametric’s parent firm, Eaton Vance Corporation, by Morgan Stanley, Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management, with approximately $1.5 trillion in assets under management. As of March 31, 2022, the firm had assets under management of approximately $415.1 billion. Parametric uses a team approach to manage the Funds’ Cash Overlay Program. The team includes Richard Fong, CFA, Director of Investment Strategy, and Zach Olsen, CFA, Portfolio Manager. Messrs. Fong and Olsen have five or more years of service with Parametric.
VII.  UPDATE TO ELIGIBLE INVESTORS
Under the heading “Eligible Investors," on page 203, the disclosure is deleted in its entirety and replaced with the following:
You may purchase or redeem shares of the Funds on any business day through the website at GuideStoneFunds.com; by mail at GuideStone Funds, P.O. Box 9834, Providence, RI 02940-9886 (for overnight delivery, GuideStone Funds, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-1722); or by telephone at 1-888-GS-FUNDS (1-888-473-8637). You may also be able to purchase or redeem shares of the Funds through certain financial intermediaries. The Funds are not available or eligible to be investment options of any “plan or program of a government entity” as defined in rule 206(4)-5 under the Investment Advisers Act of 1940. The Funds reserve the right to refuse to accept investments at any time. GuideStone Financial Resources may invest for its own account, including reserves and endowment, in any class of the Funds. For more information on the purchase or redemption of shares of the Funds, see the section entitled “Summary of Other Important Fund Information” in this Prospectus.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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GUIDESTONE FUNDS
Supplement dated May 25, 2022
to
Statement of Additional Information ("SAI") dated May 1, 2022
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  CHANGES TO DESCRIPTION OF INVESTMENTS AND RISKS
Under the heading of “Description of Investments and Risks,” beginning on page 4, the following disclosure is added in alphabetical order:
Private Investments. The Funds may invest in equity and debt securities that are exempt from registration under the 1933 Act and are typically excluded from the definition of investment company under the 1940 Act. These private investments are generally available only to accredited investors, such as the Funds and other institutional investors.
II.  CHANGES TO BOARD OF TRUSTEES AND COMMITTEES THEREOF
Effective May 25, 2022, Barry D. Hartis will no longer serve as a trustee who is not an “interested person” of GuideStone Funds (Independent Trustee), as the term “interested person” is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. All references in the SAI to Mr. Hartis are deleted in their entirety.
In addition, effective as of May 25, 2022, Ronald D. Murff is appointed to the Compliance and Risk Committee of the Board of Trustees of GuideStone Funds.
The section entitled Compliance and Risk Committee, on page 65, is deleted in its entirety and replaced with the following:
Compliance and Risk Committee. The Board has a Compliance and Risk Committee comprised of Messrs. Cox, Evans, Morgan and Murff and Dr. Hahn, the majority of whom are Independent Trustees. Pursuant to its charter, the Compliance and Risk Committee has the responsibility, among other things, to (1) oversee generally the management of the Trust’s operational, information security, compliance, regulatory, strategic, reputational and other risks; (2) oversee generally matters relating to the Trust’s compliance controls and related policies and procedures; and (3) act as a liaison between the CCO of the Trust and the full Board when necessary and appropriate. The Compliance and Risk Committee was established in February 2015. During the fiscal year ended December 31, 2021, there were four meetings of the Compliance and Risk Committee.
III.  SUB-ADVISER CHANGES TO THE MEDIUM-DURATION BOND FUND
Effective on May 31, 2022 or as soon as practicable thereafter, Guggenheim Partners Investment Management, LLC (“Guggenheim”) will become a new sub-adviser to the Medium-Duration Bond Fund (“MDBF”).
In the section disclosing Control Persons of Sub-Advisers for the MDBF, on page 73, the following paragraph is added in alphabetical order:
Guggenheim Partners Investment Management, LLC (“Guggenheim”), 100 Wilshire Boulevard., Suite 500, Santa Monica, California 90401: Guggenheim managed approximately $227.6 billion in assets as of March 31, 2022. Guggenheim is an indirect wholly owned subsidiary of Guggenheim Capital, LLC, an affiliate of Guggenheim
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Partners, LLC. Guggenheim Partners, LLC is a global, diversified financial services firm with more than $325 billion in assets under management as of March 31, 2022.
In the section disclosing Portfolio Manager Compensation, beginning on page 91, the following disclosure is added in alphabetical order:
Guggenheim Partners Investment Management, LLC (“Guggenheim”). Guggenheim compensates portfolio managers for their management of a fund’s portfolio. Compensation is evaluated qualitatively based on their contribution to investment performance and factors such as teamwork and client service efforts. The portfolio managers’ incentives may include: a competitive base salary, bonus determined by individual and firm wide performance, equity participation, co-investment options and participation opportunities in various investments, including through deferred compensation programs. All employees of Guggenheim are also eligible to participate in a 401(k) plan to which a discretionary match may be made after the completion of each plan year. Guggenheim’s deferred compensation programs include equity that vests over a period of years, including equity in the form of shares of fund(s) managed by the particular portfolio manager. The value of the fund shares under the deferred compensation program is awarded annually and each award vests over a period of years (generally four years). A portfolio manager’s ownership of shares of a fund managed by the portfolio manager may create conflicts of interest that incentivize the portfolio manager to favor such Fund over other funds or other accounts.
In “Appendix C – Descriptions of Proxy Voting Procedures,” the following disclosures are added in alphabetical order:
Guggenheim Partners Investment Management, LLC (“Guggenheim”). Guggenheim’s Proxy Voting Policies and Procedures (the “Procedures”) are designed to ensure that proxies are voted in the best interests of clients. Where Guggenheim has been delegated the responsibility for voting proxies, the firm will take reasonable steps under the Procedures to ensure that proxies are received and voted in the best long-term interests of clients. Guggenheim will consider all relevant factors and will not give undue weight to the opinions of other individuals or groups who may have an economic interest in the outcome of the proxy vote.
The financial interest of Guggenheim’s clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Guggenheim and the firm’s clients with respect to proxy voting are resolved in the best interests of clients. Corporate actions, such as rights offerings, tender offers and stock splits or actions initiated by holders of a security rather than the issuer (such as reset rights for a CLO) or legal actions, such as bankruptcy proceedings or class action lawsuits are outside the scope of the Procedures.
Guggenheim has adopted the proxy voting guidelines of an outside proxy voting firm, Institutional Shareholder Services Inc. (“ISS”), as Guggenheim’s proxy voting guidelines (the “Guidelines”). Guggenheim has also engaged ISS to act as agent for the proxy process, to maintain records on proxy votes for the firm’s clients and to provide independent research on corporate governance, proxy and corporate responsibility issues. At inception, Guggenheim will assess the Procedures to determine which Guidelines will be followed. Guggenheim reviews the Guidelines and conducts a due diligence assessment of ISS and the performance of its duties as agent at least annually. Guggenheim may override the Guidelines recommending a vote on a particular proposal if the firm determines a different vote to be in the best interest of the client or if required to deviate under applicable law, rule or regulation. If a proposal is voted contrary to the ISS Guidelines, the reasons will be documented in writing by Guggenheim.
Guggenheim seeks to vote securities in the best interests of clients and will apply the Guidelines regardless of whether the issuer, a third party or both solicit Guggenheim’s vote.

In the absence of contrary instructions received from Guggenheim, ISS will vote proxies in accordance with the ISS Guidelines, as such Guidelines may be revised from time to time. Guggenheim will typically vote proxies itself in two scenarios: (1) the Guidelines do not address the proposal; and (2) Guggenheim has decided to vote some or all of the shares contrary to the Guidelines.
•
Proposals not addressed by Guidelines: ISS will notify Guggenheim of all proxy proposals that do not fall within the Guidelines (i.e., proposals which are either not addressed in the Guidelines or proposals for which the firm has indicated that a decision will be made on a case-by-case basis, such as fixed income securities). If the investment team(s) responsible, together with the Proxy Voting Advisory Committee (“PVAC”), comprising of representatives from investment management, compliance, risk operations and legal, determines that there are no material conflicts of interest, the proposal will be voted in accordance with the recommendation of said team(s) and approval from the PVAC. If there is a material conflict of interest, Guggenheim will follow the procedures outlined below.
•
Proposal to be voted contrary to Guidelines: When an investment team decides that a proposal should be voted contrary to the Guidelines, because it believes it is in the best interest of the client to do so, the investment team will consult with the PVAC to determine whether there is a material conflict of interest as to that proposal. If the investment team(s) responsible, together with the PVAC, determines that there is no material conflict of interest, Guggenheim will override the proposal from ISS in accordance with the recommendation of said team(s) and approval from the PVAC. If there is a material conflict of interest, Guggenheim will follow the procedures outlined below.
Guggenheim occasionally will be subject to conflicts of interest in the voting of proxies due to relationships the firm maintains with persons having an interest in the outcome of particular votes. Common examples of conflicts in the voting of proxies are: (a) Guggenheim or an affiliate of Guggenheim provides or is seeking to provide services to the company on whose behalf proxies are being solicited; (b) an employee of Guggenheim or its affiliate has a personal relationship with the company’s management or another proponent of a proxy issue; or (c) an immediate family member of the employee of Guggenheim or its affiliates is a director or executive officer of the company. Senior members of the investment team(s) responsible for voting the proxy, in consultation with compliance, will decide whether a material conflict of interest exists. If a material conflict of interest exists, the investment team(s) will consult with the PVAC to determine how to resolve the conflict consistent with the procedures below. In certain cases, Guggenheim occasionally engages and appoints an independent party to provide independent analysis or recommendations with respect to consents, proxy voting or other similar shareholder or debt holder rights decision (or a series of consents, votes or similar decisions) pertaining to a client.
If the Guidelines do not address a proposal, or Guggenheim wishes to vote a proposal contrary to the Guidelines, or ISS does not provide a recommendation on a proposal, and Guggenheim has a material conflict of interest as to the vote, then Guggenheim will seek to resolve the conflict in any of the following ways, as recommended by the PVAC:
•
Refer Proposal to the Client – Guggenheim may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.
•
Obtain Client Ratification – If Guggenheim is in a position to disclose the conflict to the client (i.e., such information is not confidential), the firm may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client and obtain the client’s consent for how Guggenheim will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).
•
Abstain from voting.

Use another Independent Third Party for All Proposals – Subject to any client-imposed proxy voting policies, Guggenheim may vote all proposals in a single proxy according to the policies of an independent third party other than ISS (or have the third party vote such proxies).
Use another Independent Third Party to Vote Only the Specific Proposals that Involve a Conflict – Subject to any client-imposed proxy voting policies, Guggenheim may use an independent third party other than ISS to recommend how the proxy for specific proposals that involve a conflict should be voted (or have the third party vote such proxies).
The method selected by Guggenheim to resolve the conflict may vary from one instance to another depending upon the facts and circumstances of the situation, but in each case, consistent with the firm’s duty of loyalty and care.
IV.  SUB-ADVISER CHANGES TO THE GROWTH EQUITY FUND
Effective at the close of business on May 18, 2022, Brown Advisory, LLC (“Brown”) and ClearBridge Investments, LLC (“ClearBridge”) no longer served as sub-advisers to the GEF, and at that time, all references to Brown and ClearBridge were deleted in their entirety. Effective on May 31, 2022 or as soon as practicable thereafter, J.P. Morgan Investment Management Inc. (“JPMIM”) and William Blair Investment Management, LLC (“William Blair”) will become new sub-advisers to the GEF. In addition, the following changes are made:
In the section disclosing Control Persons of Sub-Advisers for the GEF, on page 77, the following paragraphs are added in alphabetical order:
J.P. Morgan Investment Management, Inc. (“JPMIM”), 383 Madison Avenue, New York, New York 10179: JPMIM is registered with the SEC as an investment adviser. JPMorgan Asset Management Holdings Inc. is a subsidiary of JPMorgan Chase & Co., a bank holding company, which provides discretionary investment services to institutional clients, and owns all of the common stock of JPMIM.
William Blair Investment Management, LLC (“William Blair”), 150 North Riverside Plaza, Chicago, Illinois 60606: William Blair is a global investment firm that was established in 2014 and is registered as an investment adviser with the SEC. William Blair is affiliated with William Blair & Company, L.L.C. (“William Blair & Company”). William Blair and William Blair & Company are wholly owned subsidiaries of WBC Holdings, L.P., which is wholly owned by current William Blair and William Blair & Company employees.
In the section disclosing Portfolio Manager Compensation, beginning on page 91, the following disclosures are added in alphabetical order:
J.P. Morgan Investment Management Inc. (“JPMIM”). JPMAM’s Human Resources programs are designed to align the behavior of employees with the achievement of the firm’s short- and long-term strategic goals, which revolve around delivering strong outcomes for clients. This is accomplished, in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.
In determining employee’s compensation, the firm uses a balanced discretionary approach to assess performance against four broad categories: (i) business results; (ii) client, customer and stakeholder; (iii) teamwork and leadership; and (iv) risk, controls and conduct. These performance categories consider short, medium and long-term goals that drive sustained value for the firm’s clients, while accounting for risk and control objectives. Specifically, as it relates to the firm’s investment team employees (including portfolio managers and research analysts), performance is evaluated against (among other factors): (i) the primary consideration which is blended investment performance relative to the competitive indexes or peers, with investment performance generally weighted more to the long term; (ii) individual contribution relative to the client’s risk and return objectives; and (iii) adherence with the firm’s compliance, risk, regulatory and client fiduciary responsibilities, including adherence to the Sustainability Risk Integration Policy – J.P. Morgan Asset Management, which contains relevant Environmental, Social and Corporate Governance (ESG) factors that are intended to guide investment decision-making. Feedback from the firm’s risk and control professionals is considered in assessing performance. To promote a proper pay-for-performance alignment, the firm does not assign relative weightings to the aforementioned performance categories.
JPMAM maintains a balanced total compensation program comprised of a mix of fixed compensation (including a competitive base salary and, for certain employees, a fixed cash allowance), and variable compensation in the form of cash incentives, and long-term incentives in the form of equity based and/or fund-tracking incentives that vest over time. Long-term awards comprise up to 60% of overall incentive compensation, depending on an employee’s pay level. The firm believes this pay structure encourages employees to focus on the long-term success of the firm, while avoiding excessive risk-taking, and provides a competitive annual cash incentive opportunity.
Long-term awards are generally in the form of time vested JPMorgan Chase Restricted Stock Units (“RSUs”). However, investment team employees are subject to a mandatory deferral of long-term incentive compensation under the firm’s Mandatory Investor Plan (“MIP”). MIP awards provide for a rate of return equal to that of the funds that the investment team employees manage, thereby aligning investment team employees’ pay with that of their client’s experience and return. 100% of the investment team employees’ long-term incentive compensation is eligible for MIP, 50% of which needs to be aligned with the specific fund they manage as determined by their respective Investment Committee member. The remaining portion of the overall amount is electable and may be treated as if invested in any of the other funds available in the plan or can take the form of RSUs.
To hold individuals responsible for taking risks inconsistent with the firm’s risk appetite and to discourage future imprudent behavior, the firm has robust policies and procedures that enable the firm to take prompt and proportionate actions with respect to accountable individuals, including: (i) reduce or altogether eliminate annual incentive compensation; (ii) cancel unvested awards (in full or in part); (iii) clawback and recovery of previously paid compensation (cash and/or equity); (iv) demotion, negative performance rating or other appropriate employment actions; and (v) termination of employment. The precise actions the firm takes with respect to accountable individuals are based on circumstances, including the nature of their involvement, the magnitude of the event and the impact on the firm.
William Blair Investment Management, LLC (“William Blair”). The compensation of William Blair’s portfolio managers, analysts, traders, marketers and client service professionals is based on the firm’s mission: “Empower Colleagues, Deliver Client Success and Engage in our Communities.” The portfolio managers, analysts and traders who are partners of the firm have compensation consisting of a performance-adjusted market value based on that partner’s role and performance in the role, and a share of the firm’s profits based on firm profitability and that partner’s contributions to the firm. Each partner’s ownership stake and bonus (if any) can vary over time and is determined by the individual’s sustained contribution to the firm’s revenue, profitability, long-term investment performance, intellectual capital and brand reputation. Compensation for non-partner portfolio managers is based upon the same factors, with the exception of their ownership interests in the firm.
All employees are provided competitive compensation that consists of a salary and a discretionary bonus that is based on individual, department and firm performance. Based on merit, many investment professionals will have an opportunity to benefit from equity ownership in the firm as well.
In “Appendix C – Descriptions of Proxy Voting Procedures,” the following disclosures are added in alphabetical order:
v

J.P. Morgan Investment Management, Inc. (“JPMIM”). JPMIM may be granted by clients the authority to vote the proxies of the securities held in client portfolios. In such cases, JPMIM's objective is to vote proxies in the best interests of clients. To further that objective, JPMIM adopted the JPMorgan Asset Management Global Proxy Voting Procedures (the “Procedures”).
These Procedures incorporate detailed guidelines for voting proxies on specific types of issues (the “Guidelines”). The Guidelines have been developed and approved by the relevant Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value. Because proxy proposals and individual company facts and circumstances may vary, JPMIM may not always vote proxies in accordance with the Guidelines.
To oversee the proxy-voting process on an ongoing basis, a Proxy Committee has been established for each global location where proxy-voting decisions are made. Each Proxy Committee is composed of a Proxy Administrator (as defined below) and senior officers from among the Investment, Legal, Compliance and Risk Management departments. The primary functions of each Proxy Committee are to periodically review general proxy voting matters: (1) to determine the independence of any third-party vendor which the firm has delegated proxy voting responsibilities and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities; (2) review and approve the Guidelines annually; and (3) provide advice and recommendations on general proxy voting matters as well as on specific voting issues to be implemented by JPMIM. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of at least three Proxy Committee members. The Proxy Committee meets at least semi-annually, or more frequently as circumstances dictate. The Global Head of Sustainable Investing is a member of each regional committee and, working with the regional Proxy Administrators, is charged with overall responsibility for JPMIM’s approach to governance issues, including proxy voting worldwide and coordinating regional proxy voting guidelines and procedures in accordance with applicable regulations and best practices.
JPMIM investment professionals monitor the corporate actions of the companies held in their clients’ portfolios. To assist investment professionals with public companies’ proxy voting proposals, JPMIM may, but shall not be obligated to, retain the services of an independent proxy voting service (“Independent Voting Service”). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMIM with a comprehensive analysis of each proxy proposal and providing JPMIM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the Guidelines require a case-by-case analysis, on the Independent Voting Service’s analysis; and executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMIM, as described below. If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy Administrator (as defined below). The Proxy Voting Committee has adopted procedures to identify significant proxies and to recall shares on loan.
Situations often arise in which more than one JPMIM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles or portfolio managers. As a result, JPMIM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.
JPMIM has appointed a JPMIM professional to act as a proxy administrator (“Proxy Administrator”) for each global location of such entity where proxy voting decisions are made. The Proxy Administrators are charged with oversight of these Procedures and the entire proxy voting process. Their duties, in the event an Independent Voting Service is retained, include the following: evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a

Guideline exists (including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service’s recommendation with the appropriate JPMIM investment professional (documentation of those confirmations will be retained by the appropriate Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMIM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) or to override the Guidelines (collectively, “Overrides”); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.
In the event investment professionals are charged with recommending how to vote the proxies, the Proxy Administrator’s duties include the following: reviewing recommendations of investment professionals with respect to Overrides; referring investment considerations regarding such Overrides to the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.
In the event a JPMIM investment professional makes a recommendation in connection with an Override, the investment professional must provide the appropriate Proxy Administrator with a written certification (“Certification”) which shall contain an analysis supporting his or her recommendation and a certification that he or she (A) received no communication in regard to the proxy that would violate either the J.P. Morgan Chase (“JPMC”) Safeguard Policy (as defined below) or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential conflict between JPMIM’S interests and that of the firm’s clients; and (B) was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients’ interests.
The Investment Advisers Act of 1940, as amended, requires that the proxy voting procedures adopted and implemented by a U.S. investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser’s interests and those of its clients. To address such material potential conflicts of interest, JPMIM relies on certain policies and procedures. In order to maintain the integrity and independence of JPMIM’s investment processes and decisions, including proxy voting decisions, and to protect JPMIM’s decisions from influences that could lead to a vote other than in the clients’ best interests, JPMC (including JPMIM) adopted a Safeguard Policy, and established formal informational barriers designed to restrict the flow of information from JPMC's securities, lending, investment banking and other divisions to JPMIM investment professionals. The information barriers include, where appropriate: computer firewalls; the establishment of separate legal entities; and the physical separation of employees from separate business divisions. Material conflicts of interest are further avoided by voting in accordance with JPMIM’s predetermined Guidelines. When an Override occurs, any potential material conflict of interest that may exist is analyzed in the process outlined in these Procedures.
Examples of such material conflicts of interest that could arise include circumstances in which: (i) management of a JPMIM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMIM's relationship with such company and materially impact JPMIM's business; or (ii) a personal relationship between a JPMIM officer and management of a company or other proponent of a proxy proposal could impact JPMIM’s voting decision.
A conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for J.P. Morgan Funds, or when the Proxy Administrator has actual knowledge indicating that a JPMIM affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party either in accordance with Guidelines or by the third party using its own guidelines, provided, however, that JPMIM investment professional(s) may request an exception to this process to vote against a proposal rather than referring it to an independent third party (“Exception Request”) where the Proxy Administrator has actual knowledge indicating that a JPMIM affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of a proxy vote. The Proxy Committee shall review the Exception Request and shall determine whether JPMIM should vote against the proposal or whether such proxy should still be referred to an independent third party due to the potential for additional conflicts or otherwise.
When an Override occurs, the investment professional must complete the Certification and the Proxy Administrator will review the circumstances surrounding such Certification. When a potential material conflict of interest has been identified, the Proxy Administrator, and as necessary, a legal representative from the Proxy Committee will evaluate the potential conflict and determine whether an actual material conflict of interest exists, and if so, will recommend how JPMIM will vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.
Depending upon the nature of the material conflict of interest, JPMIM, in the course of addressing the material conflict may elect to take one or more of the following measures, or other appropriate action: removing certain JPMIM personnel from the proxy voting process; “walling off” personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote; voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation. The resolution of all potential and actual material conflict issues will be documented in order to demonstrate that JPMIM acted in the best interests of the firm’s clients.
William Blair Investment Management, LLC (“William Blair”). William Blair’s Proxy Voting Policy Statement and Procedures (the “Proxy Voting Policy”) provide that the firm will vote proxies solely in the best interests of clients, in their capacity as shareholders of a company. The Proxy Voting Policy addresses, among other things, conflicts of interest that will likely arise between the interests of William Blair and the firm’s affiliates and the interests of clients and sets forth the firm’s procedures for voting proxies.
William Blair has engaged Institutional Shareholder Services Inc. (the “Proxy Administrator”) to assist in the administration and voting of proxies. William Blair’s U.S. Proxy Voting Guidelines and International Proxy Voting Guidelines (the “Guidelines”) set forth the firm’s general position on frequent proxy proposals, such as routine matters, shareholder rights, anti-takeover matters, proxy contests, capital structure, executive and director compensation and social and environmental issues. To the extent a particular proposal is not covered by the Guidelines or the Guidelines provide for voting on a “case-by-case” basis, the Proxy Administrator will consult William Blair’s Proxy Committee, which will review the issues and vote proxies based on information from the company, the firm’s internal analysis and third-party research services. Although the Guidelines set forth William Blair’s general position on various proposals, the firm may determine under some circumstances to vote contrary to those positions. William Blair will report any such contrary votes to clients, as needed.
As indicated above, the Proxy Voting Policy describes the way in which William Blair will address potential conflicts of interest. If any of the potential conflicts that William Blair has identified in the Proxy Voting Policy arise with respect to a matter, the Proxy Committee will vote all such proxies in accordance with the Guidelines, unless the Guidelines have no recommendation or provide for a vote on a “case-by-case” basis. In such case, the Proxy Committee will vote consistent with the voting recommendation provided by the Proxy Administrator. In international markets where share blocking applies, William Blair typically will not vote proxies due to liquidity constraints. Share blocking is the “freezing” of shares for trading purposes in order to vote proxies. Share blocking typically takes place between one and 20 days before a shareholder meeting, depending on the market. While shares are frozen, they may not be traded. Therefore, there is the potential for a pending trade to fail if trade settlement falls on a date during the blocking period or a fund would not be able to sell a security if portfolio management believed it advisable if share blocking were in effect.

V.  CHANGES TO OTHER ACCOUNTS MANAGED
The Other Accounts Managed table, beginning on page 81, is amended to update the disclosures for Parametric Portfolio Associates LLC and to add disclosures for Guggenheim, JPMIM and William Blair. The information is current as of December 31, 2021, except as otherwise noted.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Guggenheim Partners Investment Management, LLC
Steven H. Brown, CFA†	21	$47,779	6	$3,539	33	$18,628	N/A	N/A	3	$2,362	3	$729
Adam J. Bloch†	21	$47,779	6	$3,539	33	$18,628	N/A	N/A	3	$2,362	3	$729
J.P. Morgan Investment Management Inc.
Giri Devulapally, CFA†	4	$37,990	2	$3,185	24	$10,035	N/A	N/A	N/A	N/A	N/A	N/A
Holly Fleiss†	2	$37,584	1	$1,085	20	$8,206	N/A	N/A	N/A	N/A	N/A	N/A
Larry H. Lee†	2	$37,584	1	$1,085	20	$8,206	N/A	N/A	N/A	N/A	N/A	N/A
Joseph Wilson†	2	$37,584	2	$7,401	25	$11,517	N/A	N/A	N/A	N/A	N/A	N/A
Parametric Portfolio Associates LLC
Richard Fong, CFA	5	$273	N/A	N/A	135	$46,531	N/A	N/A	N/A	N/A	3	$679
Zach Olsen, CFA†	5	$210	17	$697	123	$48,215	N/A	N/A	N/A	N/A	3	$725
James Reber†	3	$836	N/A	N/A	2,197	$76,995	N/A	N/A	N/A	N/A	N/A	N/A
Thomas Seto	42	$752	7	$1,351	62,911	$206,490	N/A	N/A	N/A	N/A	N/A	N/A
x

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
William Blair Investment Management, LLC*†	1	$1,255	2	$620	24	$2,957	N/A	N/A	N/A	N/A	N/A	N/A
James Golan, CFA
David Ricci, CFA
*
The Adviser or Sub-Adviser utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the day-to-day management of a portion of the accounts listed in each category.
†
Information is current as of March 31, 2022.

VI.  CHANGES TO PROXY VOTING POLICIES AND PROCEDURES
Effective July 1, 2022, the Proxy Voting Policies and Procedures for GuideStone Funds and GuideStone Capital Management, LLC were updated with non-material changes.
Upon effectiveness, “Appendix B – GuideStone Capital Management, LLC and GuideStone Funds Proxy Voting Policies and Procedures” will be deleted in its entirety and replaced with the following:
Appendix B — GuideStone Capital Management, LLC and GuideStone Funds Proxy Voting Policies and Procedures
Provided below are the proxy voting policies and procedures adopted by GuideStone Capital Management, LLC (“GSCM”) and GuideStone Funds (the “Trust”).
Purposes
Each series of the Trust, a Delaware statutory trust (each a “Fund,” and together, the “Funds”), uses the following policies and procedures to address how its proxies relating to portfolio securities will be voted, which include the procedures used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Fund’s Adviser, its sub-advisers or its principal underwriter, on the other.
The Board of Trustees of the Trust (the “Board” or “Board of Trustees”) has delegated its proxy voting duties to the Adviser, and accordingly, the following includes the policies and procedures of the Adviser that will be used on the Funds’ behalf to determine how to vote proxies relating to portfolio securities.
Under the Advisory Agreement between the Trust and the Adviser, subject to the approval of the Board of Trustees, the Adviser is permitted to retain one or more investment sub-advisers (each, a “Sub-Adviser”) for each Fund. The Adviser is responsible for, among other things, timely monitoring each Sub-Adviser’s discharge of its duties, including providing general oversight of the voting of proxies by the Sub-Adviser(s); however, the Adviser is not responsible for the specific actions (or inactions) of a Sub-Adviser in the performance of the duties assigned to the Sub-Adviser. The Sub-Advisory Agreements among the Trust, the Adviser and each Sub-Adviser further delegate proxy voting duties to the Sub-Adviser. Accordingly, the following also includes the policies and procedures that the Adviser uses in overseeing proxy voting by the Sub-Advisers to the Funds, who use their own policies and procedures on the Funds’ behalf to determine how to vote proxies relating to portfolio securities.
The policies and procedures that each Sub-Adviser uses to determine how to vote proxies relating to a Fund’s portfolio securities are described in the Funds’ statement of additional information (“SAI”).
The Trust’s Proxy Voting Program
Select Funds
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Sub-Advisers. These policies and procedures (and the Funds’ prospectus and SAI) refer to certain Funds as “Select Funds.” The Adviser has retained one or more Sub-Advisers who are primarily responsible for the day-to-day management of each Select Fund’s portfolio (or a portion thereof). The Adviser is a fiduciary and owes each Fund a fiduciary duty with respect to services undertaken on each Fund’s behalf, including voting. The Board and the Adviser believe that each Sub-Adviser, itself a fiduciary of the Fund(s) it sub-advises, is best positioned (i.e., as among the Board, the Adviser and the Sub-Adviser) to conduct investigation into matters submitted to votes of shareholders of portfolio companies that the Sub-Adviser has purchased for the

Fund(s). The Board and the Adviser also believe that the person(s) responsible for the day-to-day management of each Fund’s portfolio (which, for each Select Fund, is the applicable Sub-Adviser(s)) is best positioned to consider factors particular to the issuer (when particular discretion and judgment should be brought to bear) on the voting matter under consideration. Also, for each Select Fund, the Sub-Adviser(s) is positioned to be able to consider the potential effect of a vote on the value of the Fund’s investment(s). For these reasons, the Adviser has, with the Board’s approval, delegated its proxy voting duties to the Sub-Adviser(s) of each Select Fund with respect to the assets of the Fund(s) that the Sub-Adviser(s) manage(s).
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Adviser.
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From time to time, the Adviser utilizes the brokerage and execution services of a transition manager to transfer all or a portion of a Select Fund’s assets from the management of one Sub-Adviser to another (such event, a “Transition”). If, during a Transition, a proxy is received for a portfolio security in the account for which the transition manager is serving, the Adviser is responsible to vote the proxy or proxies in accordance with these policies and procedures.
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From time to time, the Adviser may cause a Select Fund to acquire voting securities of an issuer. When this occurs, the Adviser is responsible to vote any proxies associated with the securities it purchases for the Select Fund’s portfolio in accordance with these policies and procedures.
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Proxy Advisory Firm(s). The Adviser has not retained a proxy advisory firm to assist it in discharging its proxy voting duties. Each Sub-Adviser, however, may retain a proxy advisory firm to provide research or voting recommendations as an input to its voting decisions. In such a case, the Sub-Adviser is responsible for taking into account the appropriate considerations in selecting such a firm, evaluating its services (including any material changes in services or operations) in determining whether to continue to retain the firm and for taking appropriate steps when the Sub-Adviser becomes aware of potential factual errors, potential incompleteness or potential methodological weaknesses in the proxy advisory firm’s analysis that may materially affect one or more of the Sub-Adviser’s voting determinations.
Where a proxy advisory firm assists a Sub-Adviser with voting execution, including through an electronic vote management system that allows the proxy advisory firm to pre-populate the Sub-Adviser’s votes shown on the proxy advisory firm’s electronic voting platform with the proxy advisory firm’s recommendations based on the Sub-Adviser’s voting instructions to the firm, and/or automatically submit the Sub-Adviser’s votes to be counted, the Sub-Adviser is responsible for taking appropriate steps to demonstrate that it is making voting determinations in a Fund’s best interest.
As noted below, the Trust has retained a proxy voting service for limited administrative purposes.
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Proxies Not Voted. There may be times when the Adviser or a Sub-Adviser may refrain from voting a proxy on behalf of a Fund if it has determined that refraining is in the best interest of the Fund, such as when the Adviser or Sub-Adviser determines that the cost of voting the proxy (which may include the opportunity cost of recalling shares out on loan for the purposes of proxy voting) exceeds the expected benefit to the Fund.
Fund of Funds (Target Date Funds and Target Risk Funds)
The Adviser is responsible for the day-to-day management of each Fund that primarily invests in Select Funds (each, a “Fund of Funds” and collectively, the “Funds of Funds”), and for voting any proxies associated with the securities it purchases for the Funds of Funds in accordance with these policies and procedures.

The Adviser’s Proxy Voting Policies and Procedures
These policies and procedures are reasonably designed to ensure that the Adviser votes proxies in the best interests of the Funds in accordance with its fiduciary duty and Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”).
Proxy Voting in the Best Interests of the Funds
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Policies.
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To satisfy its fiduciary duty in making any voting determination with respect to portfolio securities held by a Fund either during a Transition or that the Adviser acquired for the Fund’s portfolio, the Adviser will make the determination in the best interest of the Fund(s) and will not place the Adviser’s own interests ahead of the interests of the Fund(s).
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The Adviser will conduct an investigation reasonably designed to ensure that the voting determination is not based on materially inaccurate or incomplete information (e.g., the Adviser will monitor corporate events with respect to those portfolio securities).
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As deemed necessary and appropriate, the Adviser will also consider whether certain types of matters may necessitate that the Adviser conduct a more detailed analysis than what may be entailed by application of its general voting guidelines (set forth below), to consider factors particular to the issuer or the voting matter under consideration (e.g., corporate events (mergers and acquisition transactions, dissolutions, conversions or consolidations) or contested elections for directors). When determining whether to conduct such an issuer-specific analysis, or an analysis specific to the matter to be voted on, the Adviser will consider the potential effect of the vote on the value of a Fund’s investments.
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Guidelines. When the Adviser votes portfolio securities held by a Fund, the following guidelines generally apply.
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Proxy votes are cast FOR proposals that the Adviser reasonably believes:
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maintain or strengthen the shared interests of shareholders and management;
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increase shareholder value;
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maintain or increase shareholder influence over the issuer’s board of directors and management;
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maintain or increase the rights of shareholders; and
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encourage alignment of corporate actions with GuideStone’s faith-based investing policy so as to allow the Fund to continue to hold companies’ securities that the Adviser believes offer financial benefits to the Fund.
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Proxy votes are cast AGAINST proposals having the opposite effect, or where the Adviser does not have adequate objective facts available to it to make a reasonably informed decision as to whether the proposal is in the best interest of the Fund.
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Procedures. When voting portfolio securities held by a Fund, the Adviser will:
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Obtain and evaluate such information as deemed reasonably necessary, such as the proxy statement and other information provided by the companies whose securities are being voted;
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Analyze and evaluate the voting matters on the proxy statement and the disclosure contained therein, including the recommendations of management of the issuer, and any shareholder proposal(s), considering the potential effect of the vote on the value of the Fund’s investment;

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Assess whether the expected benefit to the Fund of voting exceeds the cost of voting the proxy (including the opportunity cost of recalling shares out on loan for the purposes of proxy voting); and
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Arrange for the submission of those vote(s) to the shareholder meeting(s) in a timely manner.
Conflicts of Interest
From time to time, the Adviser or its portfolio manager(s) may have a conflict of interest in making voting determinations with respect to a Fund’s portfolio securities (e.g., if the Adviser’s and/or a portfolio manager’s interests in an issuer or voting matter differ from those of the Fund(s) voting a proxy). A conflict of interest could arise, for example, because of a business relationship with an issuer, or a direct or indirect pecuniary interest in the issuer or matter being voted upon, or because of a personal relationship with corporate directors or candidates for directorships. Whether a material conflict of interest exists depends upon the facts and circumstances.
The personnel of the Adviser involved in making proxy voting determinations for a Fund (the “Advisory personnel”) will seek to identify any potential conflict(s) of interest, and provide full, fair and timely disclosure of such conflict(s) to the Chief Compliance Officer of the Funds and the Adviser (the “CCO”), and obtain his informed consent before proceeding further (as set forth below).
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Identifying Conflicts of Interest. For purposes of identifying conflicts of interest under these procedures, the Advisory personnel will rely upon the objective facts available to them about an issuer and its voting matters from reliable sources. It may be determined that a conflict of interest exists for the following reasons, among others:
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Significant Business Relationships – A matter could involve an issuer or proponent with which the Adviser has a significant business relationship, such as other investment advisory firms, service providers and vendors, clients and financial intermediaries. For this purpose, a “significant business relationship” is one that might create a pecuniary incentive for the Adviser to vote in favor of the issuer’s management. The CCO may reasonably determine that a business relationship with an issuer does not entail any pecuniary incentive.
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Direct or Indirect Pecuniary Interest in Issuers or Voting Matters – The Adviser or its personnel could have beneficial ownership of securities of an issuer (including securities in an issuer’s capital structure different from those owned by a Fund), and thus an opportunity to profit from changes in the value of an issuer’s securities.
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Significant Personal or Family Relationships – A matter could involve an issuer, proponent, or individual with which Advisory personnel with decision making authority, including a portfolio manager, has a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how the portfolio manager votes the proxy.
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Mitigating Conflicts of Interest. If Advisory personnel become aware of a potential conflict of interest with respect to an issuer or a matter being voted upon (including those described above), the Advisory personnel will promptly disclose the conflict(s) to the CCO. If the CCO determines that there is an actual material conflict of interest, the CCO will take such steps as deemed reasonably necessary to address the conflict, including but not limited to the use of a third party to vote the proxies, and disclosure to the Board of Trustees (or an appropriate committee of the Board) so that the Board (or committee) could make a determination on how to vote the proxy.
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The CCO and the Board. In the event that the CCO determines that the Adviser has a material conflict of interest with respect to an issuer’s proxy voting matter(s), the CCO will provide full and fair disclosure of the fact, nature and scope of the conflict to the Chairman of the Board and/or the Chairman of the Compliance

and Risk Committee of the Board (both of whom are not “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustees”)), and as deemed necessary and appropriate obtain his (their) consent (or instruction) before permitting the Adviser to vote on the matter(s).
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Voting shares of the Select Funds. Because the Adviser is the investment adviser both to the Funds of Funds and the Select Funds, the Adviser will either:
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Seek instructions from a Fund of Funds’ shareholders with regard to the voting of proxies with respect to shares of the Select Funds held by the Fund of Funds and vote those proxies only in accordance with those instructions; or
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Vote the shares held by the Fund of Funds in the same proportion as the vote of all other shareholders of the Select Fund(s).
Policies and Procedures for the Oversight of Proxy Voting by the Adviser and each Sub-Adviser
Responsibilities of the Trust
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Delegation and Oversight. The Board of Trustees has delegated its proxy voting duties to the Adviser, and therefore, it generally oversees the voting of proxies by the Adviser in accordance with these policies and procedures. As discussed above, the Sub-Advisory Agreements among the Trust, the Adviser and each Sub-Adviser further delegate proxy voting duties to the Sub-Advisers.
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Board Approval. As required by Rule 38a-1(a)(2) under the 1940 Act, each Fund obtains the approval of the Board, including a majority of Independent Trustees, of these policies and procedures and those of each Sub-Adviser, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the federal securities laws (including Rule 206(4)-6 under the Advisers Act).
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Annual Review. The CCO reviews, no less frequently than annually, the adequacy of these policies and procedures, and those of each Sub-Adviser (including proxy voting policies and procedures), and the effectiveness of their implementation. The CCO, no less frequently than annually, provides a written report to the Board that, at a minimum, addresses, the operation of the proxy voting policies and procedures of the Adviser and the Sub-Advisers, material changes thereto, and “Material Compliance Matters” thereunder (as defined in Rule 38a-1(e)(2) under the 1940 Act).
Responsibilities of the Adviser
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Voting in the Funds’ Best Interest and Addressing Material Conflicts. The Adviser is responsible for voting the securities that it purchases for the Funds (or during a Transition) in the best interest of the Funds, and addressing material conflicts that may arise between the Adviser’s interests and those of the Funds, in accordance with these policies and procedures.
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Monitoring and Oversight of Proxy Voting by Sub-Advisers. The Adviser is responsible for the general oversight of the voting of proxies by the Sub-Adviser(s); however, the Adviser is not responsible for the specific actions (or inactions) of a Sub-Adviser in the performance of the duties assigned to the Sub-Adviser. The Adviser uses the following policies and procedures in overseeing proxy voting by the Sub-Advisers to the Funds, who use their own policies and procedures on the Funds’ behalf to determine how to vote proxies relating to portfolio securities:
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The CCO obtains initially and annually thereafter a copy of the then-current proxy voting policies and procedures of each Sub-Adviser, and reviews them to form a view as to whether, to the best of his knowledge and belief, are reasonably designed to comply with Rule 206(4)-6 under the Advisers Act.

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In performing this review, the CCO considers a number of factors, including, but not limited to, any provisions relating to: issuer-specific evaluations and contested proxies; identification and resolution of conflicts of interest; oversight of proxy advisory firms; and the recording and reviewing of the Sub-Adviser’s votes for adherence to its policies, procedures and intentions.
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As deemed necessary and appropriate, the CCO will discuss the Sub-Adviser’s proxy voting program with the Sub-Adviser during the on-site or other due diligence meetings that are held periodically.
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Annual Review. As part of the Adviser’s ongoing compliance program, the Adviser reviews and documents, no less frequently than annually, the adequacy of these voting policies and procedures to ensure that they have been formulated reasonably and implemented effectively, including whether these policies and procedures continue to be reasonably designed to ensure that the Adviser casts votes on behalf of the Funds in the best interest of the Fund, as required by Rule 204-2(a)(17)(ii) and Rule 206(4)-7(b) under the Advisers Act. The Adviser takes reasonable measures to determine that it is casting votes on behalf of the Funds consistently with these voting policies and procedures. The Adviser reviews the proxy votes it casts on behalf of the Funds as part of this annual review.
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Periodic Review of ISS. As deemed necessary and appropriate, the Adviser reviews the services of ISS and The Northern Trust Company (Regulatory Administration) (“NTRA”) with respect to the timely and accurate voting of the Funds’ proxies, the filing of the Funds’ proxy voting records with the U.S. Securities and Exchange Commission (“SEC”), and the disclosure of the Funds’ proxy voting records on the Trust’s website.
Disclosure of Proxy Voting Policies and Proxy Voting Records
Disclosure of Policies and Procedures with respect to Voting Proxies Relating to Portfolio Securities
The Funds include a copy of these policies and procedures in their SAI. The policies and procedures that each Sub-Adviser uses to determine how to vote proxies relating to a Fund’s portfolio securities are described in Appendix C of the SAI.
Disclosure of Proxy Voting Record
The Funds file with the SEC their proxy voting records annually on Form N-PX. The Funds make available free of charge the information disclosed in the Funds’ most recently filed report on Form N-PX on the website as soon as reasonably practicable after filing the report with the SEC.
The Funds employ ISS to record and report all proxies voted by the Adviser and the Sub-Advisers on all portfolio securities. The proxy voting information on the website is provided by ISS. The Form N-PX report is filed annually with the SEC by NTRA with the proxy voting information provided by ISS.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE